Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 88.7%
New York — 88.7%
$ 2,000,000 Battery Park City Authority Current
Refunding Revenue Bonds, Series
A,
5.00%,
11/01/25
............ $ 2,266,700
100,000 Build NYC Resource Corp. Refunding
Revenue Bonds, Series A,
5.00%,
06/01/24
............ 116,244
1,110,000 City of New York  Public
Improvements GO, Series
2018-1,
5.00%,
08/01/25
............ 1,340,147
225,000 City of New York Advance Refunding
GO, Series 2015-A,
5.00%,
08/01/24
............ 261,526
2,520,000 City of New York Advance Refunding
GO, Series A,
5.00%,
08/01/26
............ 3,139,769
350,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/22
............ 374,773
150,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/22
............ 160,617
875,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/23
............ 977,952
200,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/23
............ 223,532
1,515,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/27
............ 1,787,488
100,000 City of New York Advance Refunding
GO, Series C,
5.00%,
08/01/28
............ 125,187
125,000 City of New York Advance Refunding
GO, Series D,
5.00%,
08/01/24
............ 145,387
100,000 City of New York Advance Refunding
GO, Series E,
5.00%,
08/01/24
............ 116,310
4,500,000 City of New York Current Refunding
GO, Series 2019-A,
5.00%,
08/01/25
............ 5,433,030
1,250,000 City of New York Current Refunding
GO, Series C-1,
5.00%,
08/01/25
............ 1,509,175
Principal
Amount Value
New York (continued)
$ 24,000,000 City of New York Current Refunding
GO, Series C-1,
5.00%,
08/01/26
............ $ 29,902,560
4,250,000 City of New York Current Refunding
GO, Series E,
5.00%,
08/01/24
............ 4,943,175
225,000 City of New York Public
Improvements GO, Series 1,
5.00%,
08/01/21
............ 230,490
255,000 City of New York Public
Improvements GO, Series 1,
5.00%,
08/01/23
............ 285,003
1,000,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%,
08/01/38
(a)(b) ........ 1,111,190
1,500,000 City of New York Public
Improvements GO, Subseries
F-1,
5.00%,
04/01/43
............ 1,847,880
200,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%,
04/01/23
............ 221,086
100,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%,
03/01/24
............ 109,962
4,775,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%,
03/01/28
(c) .......... 5,259,042
100,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5.00%,
12/01/23
(b) .......... 113,307
200,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5.00%,
12/01/25
(b) .......... 244,408
1,500,000 City of New York Public
Improvements GO, Sub-Series
H-A,
5.00%,
01/01/25
(b) .......... 1,772,085
1,325,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%,
03/01/25
............ 1,516,966

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,000,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%,
03/01/26
............ $ 3,428,670
275,000 City of New York Refunding Cash
Flow Management GO Notes,
Series 1,
5.00%,
08/01/22
(b) .......... 294,464
300,000 City of New York Refunding GO,
Series B,
5.00%,
08/01/25
............ 362,202
400,000 City of New York Refunding GO,
Series C,
5.00%,
08/01/27
............ 488,400
200,000 City of New York Refunding GO,
Series D,
5.00%,
08/01/22
............ 214,156
100,000 City of New York Refunding GO,
Series F,
5.00%,
08/01/29
............ 104,604
10,410,000 City of New York Refunding GO,
Series F,
5.00%,
08/01/30
............ 10,888,235
1,035,000 City of New York Refunding GO,
Series H,
5.00%,
08/01/22
............ 1,108,257
500,000 City of New York Refunding GO,
Series J,
5.00%,
08/01/25
............ 559,365
150,000 City of New York Refunding GO,
Series J,
5.00%,
08/01/22
............ 160,617
325,000 City of New York Refunding GO,
Series J,
5.00%,
08/01/24
............ 377,760
100,000 City of New York Refunding GO,
Sub-Series H-3,
5.00%,
08/01/23
(b) .......... 111,766
350,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%,
07/01/21
............ 357,140
350,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%,
07/01/22
............ 374,224
100,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%,
07/01/23
............ 111,792
Principal
Amount Value
New York (continued)
$ 110,000 County of Westchester NY Sewer
Improvements GO, Series C,
5.00%,
07/01/22
............ $ 117,613
375,000 Erie County Fiscal Stability Authority
Advance Refunding Revenue
Bonds,
5.00%,
09/01/22
............ 404,074
150,000 Erie County Fiscal Stability Authority
Public Improvements Revenue
Bonds, Series A,
5.00%,
03/15/22
............ 158,221
300,000 Erie County Industrial Development
Agency (The) City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%,
05/01/23
............ 331,314
125,000 Erie County Industrial Development
Agency (The) City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%,
05/01/24
............ 143,710
100,000 Erie County Industrial Development
Agency (The) Refunding Revenue
Bonds, (State Aid Withholding),
5.00%,
05/01/21
............ 101,175
100,000 Erie County Industrial Development
Agency (The) School
Improvements City School
District of the City of Buffalo
Project Revenue Bonds, (State
Aid Withholding),
5.00%,
05/01/22
............ 101,170
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5.00%,
09/01/35
............ 1,541,088
1,420,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5.00%,
09/01/34
............ 1,924,540
500,000 Long Island Power Authority Electric
System General Revenue Bonds,
5.00%,
09/01/25
............ 607,290
4,000,000 Long Island Power Authority
Refunding Revenue Bonds, Series
B,
5.00%,
09/01/25
............ 4,289,560

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
11/15/26
............ $ 2,495,820
900,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%,
11/15/25
............ 1,054,935
125,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%,
11/15/24
............ 141,931
100,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series F,
5.00%,
11/15/23
............ 110,206
700,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%,
11/15/23
............ 746,725
2,225,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%,
11/15/28
............ 2,371,872
205,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%,
11/15/25
............ 218,684
1,500,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%,
11/15/30
............ 1,598,610
370,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds,
5.00%,
11/15/26
............ 446,290
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds,
5.00%,
11/15/48
(a) .......... 1,703,775
150,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Series A2,
5.00%,
11/15/25
............ 175,822
2,570,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
5.00%,
11/15/23
............ 2,895,285
250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
5.00%,
11/15/27
............ 320,285
Principal
Amount Value
New York (continued)
$ 250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series C-1,
5.00%,
11/15/23
............ $ 275,515
375,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Sub-Series B-2,
5.00%,
11/15/26
............ 468,011
150,000 Metropolitan Transportation
Authority Prerefunded Transit
Improvements Revenue Bonds,
Series C,
5.00%,
11/15/25
(c) .......... 177,205
1,600,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%,
11/15/25
............ 1,728,688
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%,
11/15/29
............ 2,689,050
525,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A-2,
5.00%,
11/15/48
(a) .......... 559,366
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
B-1,
5.00%,
11/15/29
(b) .......... 2,788,100
100,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%,
11/01/23
(b) .......... 106,531
8,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%,
11/01/27
(b) .......... 8,519,120
100,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series C,
5.00%,
11/15/22
............ 106,601
150,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5.00%,
11/15/25
............ 173,469
375,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds,
5.00%,
11/15/22
............ 399,754

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 600,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds,
5.00%,
11/15/23
............ $ 661,236
100,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds,
5.00%,
11/15/26
............ 120,619
100,000 Monroe County Industrial
Development Agency School
Improvements Revenue Bonds,
(State Aid Withholding),
5.00%,
05/01/24
............ 114,933
300,000 Nassau County Sewer & Storm Water
Finance Authority Refunding
Revenue Bonds, Series A,
5.00%,
10/01/24
............ 352,863
2,500,000 New York City Housing Development
Corp. Multi-Family Housing
Revenue Bonds,
1.75%,
05/01/59
(a) .......... 2,529,675
3,000,000 New York City Housing Development
Corp. Multi-Family Housing
Revenue Bonds, Series L,
2.75%,
05/01/50
(a) .......... 3,131,880
250,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/23
............ 279,625
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/25
............ 121,036
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/26
............ 1,295,106
Principal
Amount Value
New York (continued)
$ 300,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%,
07/15/23
............ $ 335,550
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%,
07/15/24
............ 116,490
150,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/25
............ 177,533
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/26
............ 152,599
8,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%,
07/15/28
............ 8,531,520
1,075,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-2A, (State Aid
Withholding),
5.00%,
07/15/25
............ 1,301,137
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%,
07/15/23
............ 139,812
250,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%,
07/15/24
............ 291,225

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 100,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%,
07/15/23
............ $ 111,850
525,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%,
07/15/24
............ 611,573
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%,
07/15/25
............ 2,420,720
150,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%,
07/15/27
............ 193,152
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5.00%,
07/15/30
............ 2,741,220
1,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series- S1, (State Aid
Withholding),
5.00%,
07/15/22
............ 1,069,600
330,000 New York City Transitional Finance
Authority Building Aid Revenue
Unrefunded Advance Refunding
Revenue Bonds, Series S-1, (State
Aid Withholding),
5.00%,
07/15/22
............ 352,968
475,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%,
11/01/23
............ 538,204
Principal
Amount Value
New York (continued)
$ 250,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%,
11/01/24
............ $ 294,818
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%,
08/01/23
............ 112,113
4,375,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%,
08/01/24
............ 5,108,556
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%,
02/01/30
............ 3,759,180
225,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series B-1,
5.00%,
08/01/26
............ 282,143
150,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series F-1,
5.00%,
05/01/23
............ 166,374
200,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%,
08/01/25
............ 232,924
190,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%,
08/01/29
............ 220,052
2,650,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series I,
5.00%,
05/01/26
............ 2,933,577
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Unrefunded
Revenue Bonds,
5.00%,
11/01/25
............ 115,319

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 150,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series B,
5.00%,
11/01/21
............ $ 155,500
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series C,
5.00%,
11/01/23
............ 5,665,300
200,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%,
08/01/28
............ 239,094
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%,
05/01/34
............ 6,745,400
4,575,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%,
11/01/23
............ 5,183,750
670,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Refunding Revenue
Bonds, Subseries C,
5.00%,
11/01/27
............ 770,286
600,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%,
05/01/23
............ 665,496
300,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%,
05/01/24
............ 346,803
350,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%,
08/01/23
............ 392,396
200,000 New York City Water & Sewer System
Current Refunding Revenue,
5.00%,
06/15/24
............ 232,342
1,825,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5.00%,
06/15/26
............ 2,283,860
Principal
Amount Value
New York (continued)
$ 2,000,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series CC,
5.00%,
06/15/25
............ $ 2,414,960
7,500,000 New York City Water & Sewer System
Refunding Revenue Bonds,
5.00%,
06/15/28
............ 9,023,400
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
DD-2,
5.00%,
06/15/25
............ 2,275,900
150,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
FF,
5.00%,
06/15/25
............ 181,122
125,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5.00%,
06/15/25
............ 150,935
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5.00%,
06/15/27
............ 2,408,180
1,040,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
HH,
5.00%,
06/15/31
............ 1,058,585
450,000 New York City Water & Sewer System
Refunding Revenue Bonds, Sub-
Series BB-2,
5.00%,
06/15/29
............ 575,946
4,750,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5.00%,
06/15/25
............ 5,405,262
3,900,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series GG-2,
5.00%,
06/15/26
............ 4,611,243
1,500,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Subseries FF-1,
5.00%,
06/15/49
............ 1,902,675
6,170,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%,
02/15/25
............ 7,345,015

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 360,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%,
02/15/28
............ $ 454,550
390,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%,
07/01/23
............ 431,087
255,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/22
............ 268,977
150,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
07/01/22
............ 160,293
500,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
07/01/24
............ 582,640
1,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
07/01/26
............ 1,255,030
100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%,
02/15/24
............ 114,552
600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%,
02/15/28
............ 747,300
525,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%,
03/15/24
............ 603,435
1,600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%,
03/15/25
............ 1,910,784
5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%,
07/01/50
............ 6,503,150
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5.00%,
07/01/30
............ 2,192,494
Principal
Amount Value
New York (continued)
$ 650,000 New York State Dormitory Authority
Green Bond Revenue Bonds,
5.00%,
07/01/24
............ $ 757,432
100,000 New York State Dormitory Authority
Master BOCES Program Advance
Refunding Revenue Bonds, (State
Appropriation),
5.00%,
08/15/27
............ 124,799
3,765,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%,
02/15/26
............ 4,480,124
1,455,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%,
02/15/30
............ 1,718,486
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-A,
5.00%,
03/15/24
............ 143,760
150,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%,
03/15/26
............ 182,064
10,335,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%,
03/15/29
............ 12,465,044
2,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%,
03/15/24
............ 2,300,160
100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%,
03/15/26
............ 123,891
230,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%,
03/15/27
............ 286,580
350,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%,
02/15/25
............ 416,654
500,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%,
02/15/30
............ 590,545

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%,
02/15/26
............ $ 123,448
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%,
02/15/27
............ 158,724
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%,
02/15/28
............ 5,931,950
100,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%,
01/15/23
............ 108,488
200,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%,
01/15/25
............ 233,274
3,275,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%,
01/15/27
............ 4,052,092
1,925,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
02/15/25
............ 2,203,759
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/24
............ 3,325,800
1,600,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/26
(c) .......... 1,788,144
5,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
07/01/29
............ 6,462,995
125,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
12/15/22
............ 136,413
150,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
12/15/24
............ 163,442
Principal
Amount Value
New York (continued)
$ 1,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
02/15/26
............ $ 1,170,745
4,765,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%,
12/15/29
............ 5,176,982
350,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
C,
5.00%,
03/15/25
............ 402,038
400,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
E,
5.00%,
02/15/24
............ 458,208
350,000 New York State Dormitory Authority
School Improvements Bidding
Group 1 Revenue Bonds, Series
C,
5.00%,
03/15/23
............ 385,987
625,000 New York State Dormitory Authority
School Improvements Bidding
Group 2 Unrefunded Refunding
Revenue Bonds,
5.00%,
03/15/24
............ 718,800
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%,
03/15/24
............ 143,760
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%,
03/15/27
............ 159,363
8,050,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%,
03/15/27
............ 10,246,201
100,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series E,
5.00%,
03/15/23
............ 110,282
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5.00%,
02/15/28
............ 3,113,750
5,420,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%,
03/15/23
............ 5,976,092

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,305,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%,
03/15/24
............ $ 1,499,967
425,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%,
02/15/26
............ 524,654
355,000 New York State Dormitory Authority
Third Generation Resolution
State Universal Refunding
Revenue Bonds,
5.00%,
05/15/24
............ 376,279
150,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/22
............ 160,338
140,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/24
............ 162,306
100,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/25
............ 120,316
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/25
............ 3,037,979
1,025,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
03/15/26
............ 1,177,397
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%,
07/01/26
............ 2,176,055
200,000 New York State Dormitory Authority
University of New York
Dormitory Facilities Student
Housing Revenue Bonds, Series
A,
5.00%,
07/01/22
............ 213,724
Principal
Amount Value
New York (continued)
$ 100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds,
5.00%,
03/15/23
............ $ 110,303
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series C,
5.00%,
02/15/27
............ 127,835
175,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%,
06/15/22
............ 186,707
100,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%,
06/15/22
............ 106,690
475,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%,
06/15/27
............ 529,031
6,250,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%,
06/15/28
............ 7,233,250
100,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%,
06/15/22
............ 106,690
275,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%,
06/15/24
............ 319,674
2,530,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
4.00%,
06/15/37
............ 3,073,925
125,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Sub-Series A,
5.00%,
06/15/21
............ 127,266
1,485,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Sub-Series A,
5.00%,
06/15/24
............ 1,585,044
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%,
06/15/36
............ 1,327,920

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%,
06/15/23
............ $ 3,345,030
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%,
06/15/24
............ 639,348
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%,
06/15/27
............ 5,473,374
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%,
06/15/24
............ 1,145,013
100,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Subordinated SRF Bonds,
5.00%,
06/15/23
............ 111,501
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Subordinated SRF Bonds,
5.00%,
06/15/24
............ 703,282
100,000 New York State Thruway Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/22
............ 105,481
375,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series L,
5.00%,
01/01/26
............ 456,368
150,000 New York State Thruway Authority
Highway & Bridge Trust Fund
Refunding Revenue Bonds, Series
A,
5.00%,
04/01/23
............ 158,306
9,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
B,
4.00%,
01/01/38
............ 10,728,180
895,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
I,
5.00%,
01/01/28
(c) .......... 935,221
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
J,
5.00%,
01/01/27
............ $ 2,261,320
375,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%,
01/01/24
............ 424,699
300,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%,
01/01/26
............ 352,878
250,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%,
01/01/23
............ 272,355
125,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%,
01/01/24
............ 141,566
200,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%,
01/01/25
............ 235,080
100,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%,
01/01/27
............ 125,178
300,000 New York State Urban Development
Corp Advance Refunding
Revenue Bonds, Series A,
5.00%,
03/15/24
............ 345,024
1,925,000 New York State Urban Development
Corp Advance Refunding
Revenue Bonds, Series A,
5.00%,
03/15/27
............ 2,361,282
5,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds,
1.83%,
03/15/29
............ 5,166,450
1,675,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%,
03/15/29
............ 2,238,872
1,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%,
03/15/35
............ 1,336,390

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/27
............ $ 1,273,510
4,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/28
............ 5,227,520
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/29
............ 6,683,200
4,500,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/31
............ 6,149,520
4,500,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5.00%,
03/15/32
............ 6,112,125
425,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/22
............ 448,294
100,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/23
............ 110,305
1,050,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/26
............ 1,299,648
1,920,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%,
03/15/28
............ 2,348,621
200,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5.00%,
03/15/23
............ 220,610
225,000 New York State Urban Development
Corp. Personal Income Tax
Refunding Revenue Bonds, Series
A,
5.00%,
03/15/24
............ 258,768
Principal
Amount Value
New York (continued)
$ 150,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%,
03/15/22
............ $ 158,222
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%,
03/15/26
............ 123,776
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%,
03/15/27
............ 127,351
200,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%,
03/15/24
............ 230,016
15,000,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%,
03/15/26
............ 17,134,350
150,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series A,
5.00%,
03/15/23
............ 150,879
400,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series A,
4.00%,
03/15/24
............ 401,868
175,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%,
03/15/23
............ 193,034
5,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%,
03/15/26
............ 5,499,400
3,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%,
03/15/28
............ 3,292,260

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%,
03/15/29
............ $ 2,192,600
1,190,000 Port Authority of New York & New
Jersey  Consolidated Revenue
Bonds,
5.00%,
09/01/25
............ 1,441,114
2,085,000 Port Authority of New York & New
Jersey  Consolidated Revenue
Bonds, Series 189,
5.00%,
05/01/26
............ 2,496,120
1,495,000 Port Authority of New York & New
Jersey Airport & Marina Impt.
Revenue Bonds,
5.00%,
11/01/34
............ 1,966,807
10,000,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1.09%,
07/01/23
............ 10,165,000
175,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds,
5.00%,
12/15/26
............ 202,531
2,250,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds,
5.00%,
09/01/34
............ 2,603,587
100,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 175,
5.00%,
12/01/22
............ 108,901
150,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%,
05/01/24
............ 172,979
125,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 205,
5.00%,
11/15/22
............ 135,856
2,885,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%,
12/01/25
............ 3,268,907
800,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%,
12/01/27
............ 904,512
Principal
Amount Value
New York (continued)
$ 5,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%,
12/01/28
............ $ 5,638,050
300,000 Port Authority of New York & New
Jersey Revenue Bonds, Two
Hundred Ninth Series,
5.00%,
07/15/22
............ 321,243
100,000 Port Authority of New York & New
Jersey Revenue Bonds, Two
Hundred Ninth Series,
5.00%,
07/15/23
............ 111,717
325,000 Port Authority of New York & New
Jersey Revenue Bonds, Two
Hundred Ninth Series,
5.00%,
07/15/24
............ 377,842
125,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%,
10/15/23
............ 141,368
475,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%,
10/15/24
............ 559,560
5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%,
10/15/30
............ 6,025,088
8,195,000 State of New York Current Refunding
GO, Series B,
2.55%,
02/15/29
............ 9,031,464
425,000 State of New York Green GO, Series A,
5.00%,
02/15/22
............ 446,560
100,000 State of New York Green GO, Series A,
5.00%,
02/15/26
............ 123,870
250,000 State of New York Public
Improvements GO, Series A,
5.00%,
03/01/24
............ 275,235
1,100,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%,
05/01/22
............ 1,167,023
1,415,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5.00%,
05/01/23
............ 1,568,443

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%,
05/01/33
............ $ 1,206,190
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%,
05/01/34
............ 2,298,574
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%,
05/01/35
............ 1,196,160
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4.00%,
05/01/36
............ 1,191,160
400,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
4.00%,
05/01/22
............ 419,180
150,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
5.00%,
05/01/23
............ 151,820
500,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
5.00%,
05/01/26
............ 621,835
375,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%,
11/15/24
............ 442,121
3,715,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%,
11/15/25
............ 4,079,776
475,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%,
11/15/26
............ 520,956
Principal
Amount Value
New York (continued)
$ 1,050,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%,
11/15/27
............ $ 1,151,335
1,575,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%,
11/15/29
............ 1,726,247
100,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%,
11/15/25
............ 122,328
265,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%,
11/15/23
............ 300,354
435,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%,
11/15/27
............ 526,128
6,340,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%,
11/15/29
............ 6,999,233
1,500,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%,
11/15/30
............ 1,655,610
250,000 Triborough Bridge & Tunnel Authority
MTA Bridges & Tunnels Advance
Refunding Revenue Bonds,
5.00%,
11/15/23
............ 283,352
125,000 Triborough Bridge & Tunnel
Authority Prerefunded Highway
Improvements Revenue Bonds,
Series A,
5.00%,
11/15/25
(c) .......... 150,296
250,000 Triborough Bridge & Tunnel
Authority Prerefunded Highway
Improvements Revenue Bonds,
Series C,
5.00%,
11/15/27
(c) .......... 277,842
150,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%,
11/15/24
............ 176,848
1,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%,
11/15/22
............ 1,086,290

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviation is used in the report:
Principal
Amount Value
New York (continued)
$ 100,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%,
11/15/24
............ $ 108,452
100,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%,
12/15/26
............ 118,407
1,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%,
06/15/25
............ 1,950,393
1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5.00%,
06/15/26
............ 1,741,470
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
E,
5.00%,
12/15/28
............ 1,226,977
8,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
E,
5.00%,
12/15/29
............ 9,901,386
2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
E,
5.00%,
12/15/30
............ 3,118,335
5,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%,
12/15/31
............ 5,990,396
Total Municipal Bonds
(Cost $521,254,049)
541,957,901
CORPORATE BONDS — 1.7%
United States — 1.7%
4,500,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%,
08/01/27
............ 4,488,404
6,000,000 New York and Presbyterian Hospital
(The),
1.65%,
08/01/30
............ 5,929,549
Total Corporate Bonds
(Cost $10,500,000)
10,417,953
Principal
Amount Value
U.S. GOVERNMENT SECURITIES — 3.7%
U.S. Treasury Notes — 3.7%
$ 7,000,000 2.00%,
02/15/25
................ $ 7,473,867
14,500,000 1.63%,
02/15/26
................ 15,344,512
Total U.S. Government Securities
(Cost $21,646,226)
22,818,379
Shares
INVESTMENT COMPANY — 4.8%
29,192,668 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(d) ... 29,192,668
Total Investment Company
(Cost $29,192,668)
29,192,668
TOTAL INVESTMENTS — 98.9%
(Cost $582,592,943)
$ 604,386,901
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.1%
6,984,979
NET ASSETS — 100.0%
$ 611,371,880
(a) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) The rate shown represents the current yield as of January 31, 2021.
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 88.7%
Other* ..................................... 11.3
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.